7. SHARE REPURCHASE OBLIGATIONS	12 Months Ended
Dec. 31, 2014
Share Repurchase Obligations
7. SHARE REPURCHASE OBLIGATIONS

NOTE 7. SHARE REPURCHASE OBLIGATIONS

The Company had share repurchase obligations of $240,000 and $2,268,999 as of December 31, 2014 and December 31, 2013, respectively. The Company acquired 756,333 shares of its common stock at $3.00 per share during the year ended December 31, 2013 with a portion of the payment in the amount of $1,344,999 made during the quarter ended March 31, 2014 and the balance of $924,000 then currently due and payable.  On December 31, 2014, the Company issued 301,334 shares of common stock in exchange for a the extinguishment of $904,000 of the $924,000 in share repurchase obligations. In addition, during the year ended December 31, 2014, the Company agreed to purchase from an existing stockholder an aggregate of 66,667 shares of the Company's common stock for the amount of $220,000, which is currently due and payable. The remaining amount of $240,000 is due and payable. The Company intends to satisfy this balance from proceeds of future financings of the Company from time to time.